iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
.
Security Shares Value
a
Common Stocks
Health Care Facilities  —  12 .7%
Acadia Healthcare Co., Inc.
(a) (b)
................. 147,898 $ 11,500,548
Brookdale Senior Living, Inc.
(a) (b)
................ 302,311 1,759,450
Community Health Systems, Inc.
(a) (b)
............. 204,324 639,534
Encompass Health Corp. .................... 160,753 10,725,440
Ensign Group, Inc. (The)
(b)
.................... 90,539 10,159,381
HCA Healthcare, Inc. ....................... 160,028 43,316,379
National HealthCare Corp. .................... 21,659 2,001,725
Select Medical Holdings Corp. ................. 168,467 3,958,975
Surgery Partners, Inc.
(a) (b)
.................... 117,610 3,762,344
Tenet Healthcare Corp.
(a)
..................... 162,871 12,308,161
U.S. Physical Therapy, Inc. ................... 24,069 2,241,787
Universal Health Services, Inc. , Class B
(b)
......... 97,844 14,915,339
117,289,063
a
Health Care Services  —  30 .7%
23andMe Holding Co. , Class A
(a) (b)
.............. 500,453 457,164
Accolade, Inc.
(a) (b)
.......................... 111,410 1,338,034
Addus HomeCare Corp.
(a)
.................... 26,041 2,417,907
Agiliti, Inc.
(a) (b)
............................ 56,306 445,944
agilon health, Inc.
(a) (b)
....................... 481,854 6,047,268
Amedisys, Inc.
(a)
.......................... 52,314 4,972,969
AMN Healthcare Services, Inc.
(a) (b)
.............. 60,559 4,534,658
Apollo Medical Holdings, Inc.
(a) (b)
................ 66,728 2,555,682
Castle Biosciences, Inc.
(a) (b)
................... 43,220 932,688
Chemed Corp. ............................ 24,157 14,125,806
Cigna Group (The) ......................... 156,858 46,971,128
CorVel Corp.
(a)
............................ 14,522 3,589,984
Cross Country Healthcare, Inc.
(a) (b)
.............. 53,066 1,201,414
CVS Health Corp. ......................... 1,084,153 85,604,721
DaVita, Inc.
(a)
............................. 86,393 9,050,531
DocGo, Inc.
(a) (b)
........................... 141,829 792,824
Fulgent Genetics, Inc.
(a) (b)
.................... 32,362 935,585
Guardant Health, Inc.
(a)
...................... 189,164 5,116,886
Hims & Hers Health, Inc. , Class A
(a) (b)
............ 235,446 2,095,469
Laboratory Corp. of America Holdings ............ 136,165 30,948,943
LifeStance Health Group, Inc.
(a) (b)
............... 145,931 1,142,640
ModivCare, Inc.
(a) (b)
......................... 19,823 872,014
National Research Corp. ..................... 23,270 920,561
NeoGenomics, Inc.
(a) (b)
...................... 204,225 3,304,361
OPKO Health, Inc.
(a) (b)
....................... 707,675 1,068,589
Option Care Health, Inc.
(a)
.................... 284,087 9,570,891
Pediatrix Medical Group, Inc.
(a)
................. 133,024 1,237,123
Pennant Group, Inc. (The)
(a)
................... 48,063 669,037
Premier, Inc. , Class A ....................... 191,778 4,288,156
Privia Health Group, Inc.
(a) (b)
................... 164,566 3,789,955
Quest Diagnostics, Inc. ...................... 180,326 24,863,349
R1 RCM, Inc.
(a)
........................... 316,240 3,342,657
RadNet, Inc.
(a)
............................ 96,793 3,365,493
282,570,431
a
Security Shares Value
a
Health Care Technology  —  8 .3%
American Well Corp. , Class A
(a)
................ 408,926 $ 609,300
Certara, Inc.
(a) (b)
........................... 171,997 3,025,427
Definitive Healthcare Corp. , Class A
(a)
............ 78,466 779,952
Doximity, Inc. , Class A
(a) (b)
.................... 189,430 5,311,617
Evolent Health, Inc. , Class A
(a) (b)
................ 184,332 6,088,486
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 126,136 845,111
Health Catalyst, Inc.
(a)
....................... 92,426 855,865
HealthStream, Inc. ......................... 38,424 1,038,601
Phreesia, Inc.
(a)
........................... 84,233 1,949,994
Schrodinger, Inc.
(a) (b)
........................ 87,576 3,135,221
Sharecare, Inc. , Class A
(a)
.................... 486,756 525,696
Simulations Plus, Inc. ....................... 25,616 1,146,316
Teladoc Health, Inc.
(a) (b)
...................... 265,442 5,720,275
Veeva Systems, Inc. , Class A
(a)
................ 226,411 43,588,646
Veradigm, Inc.
(a)
........................... 175,472 1,840,701
76,461,208
a
Managed Health Care  —  48 .2%
Alignment Healthcare, Inc.
(a)
.................. 157,922 1,359,708
Centene Corp.
(a)
.......................... 542,869 40,286,309
Clover Health Investments Corp. , Class A
(a) (b)
....... 545,737 519,596
Elevance Health, Inc. ....................... 255,618 120,539,224
HealthEquity, Inc.
(a)
......................... 137,332 9,105,112
Humana, Inc. ............................ 83,483 38,219,352
Molina Healthcare, Inc.
(a)
..................... 93,503 33,783,569
Progyny, Inc.
(a) (b)
.......................... 133,647 4,968,995
UnitedHealth Group, Inc. ..................... 367,490 193,472,460
442,254,325
a
Total Long-Term Investments — 99.9%
(Cost: $ 991,281,608 ) ................................ 918,575,027
a
Short-Term Securities
Money Market Funds  —  3 .9%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 34,981,718 35,002,707
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................. 626,406 626,406
a
Total Short-Term Securities — 3.9%
(Cost: $ 35,599,240 ) ................................. 35,629,113
Total Investments — 103.8%
(Cost: $ 1,026,880,848 ) ............................... 954,204,140
Liabilities in Excess of Other Assets — ( 3 .8 ) % ............... (35,151,679)
Net Assets — 100.0% ................................. $ 919,052,461
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Healthcare Providers ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 62,466,913  $ —  $ (27,474,159)
(a)
$ 14,985  $ (5,032) $ 35,002,707  34,981,718  $ 110,341
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,177,913  —  (551,507)
(a)
—  —  626,406  626,406  49,853  —
$ 14,985  $ (5,032)
$ 35,629,113
$ 160,194  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 2 03/15/24 $ 278 $ 4,309

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 918,575,027  $ —  $ —  $ 918,575,027
Short-Term Securities
Money Market Funds ...................................... 35,629,113  —  —  35,629,113
$ 954,204,140  $ —  $ —  $ 954,204,140
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,309  $ —  $ —  $ 4,309
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)